Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Mar. 14, 2020 USD ($)	Mar. 14, 2020 VUV (VT)	Jul. 01, 2019 USD ($)
Significant Accounting Policies [Abstract]
Allowance for doubtful accounts	$ 70,345	$ 186,909	$ 228,413
Estimated useful life	5 years
Term lease	50 years
Land cost in Vietnam	$ 1,798,927	1,592,962
Capitalized listing fees
Right to use of a land	$ 3,076,855	4,076,816		$ 4,455,000	VT 102,476,000,000	$ 3,733,913
Net profit reserve fund percentage	10.00%
Registered capital percentage	50.00%
Contributions percentage	5.00%
Relevant income	$ 27,796
Mandatory provident fund	$ 1,205,697	$ 1,090,943	$ 1,056,894
Value added tax rate	13.00%
Reportable segment	1